Goodwill	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Goodwill

7. Goodwill

The following table summarizes the changes in goodwill, if any, by reporting segment from the beginning of the period to the end of the period:

	RNG Fuel	Fuel Station Services	Total
Balance at December 31, 2021	$51,155	$3,453	$54,608
Balance at September 30, 2022	$51,155	$3,453	$54,608